ACCOUNTS RECEIVABLE - Disclosure of detailed information about trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Accounts Receivable [Abstract]
Trade receivables	$ 6,722	$ 5,627
IVA receivables	10,572	15,353
Income taxes recoverable	4,378	5,587
Due from related parties	1	1
Other receivables	1,277	379
Accounts receivable	$ 22,950	$ 26,947